PROPERTY AND EQUIPMENT (Details) - Schedule of Property and Equipment - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and Equipment		$ 656,714	$ 589,733
Less accumulated depreciation	$ (191,206)	(172,783)	(108,886)
Net property and equipment	$ 466,994	483,931	480,847
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		7,582	26,672
Website Design [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		5,000	5,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		559,257	558,061
Land [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		50,723	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		$ 34,152	$ 0